Intangible Assets - Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 16,856	€ 18,005	€ 20,518
Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	48,955	48,297
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(32,096)	(30,290)
Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3)	(2)
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	9,995	10,785	11,594
Service concession arrangements and licenses | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	21,145	21,333
Service concession arrangements and licenses | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(11,150)	(10,548)
Service concession arrangements and licenses | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,940	2,987	2,892
Software | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	17,153	16,407
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(14,213)	(13,420)
Software | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Customer base
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,138	2,731	3,435
Customer base | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	6,766	6,931
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(4,628)	(4,200)
Customer base | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	690	780	912
Trademarks | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,853	1,909
Trademarks | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(1,163)	(1,129)
Trademarks | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	77	86	127
Other intangible assets | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,022	1,081
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(942)	(993)
Other intangible assets | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(3)	(2)
Intangible assets in process
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,016	636	€ 1,558
Intangible assets in process | Gross cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,016	636
Intangible assets in process | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Intangible assets in process | Impairment losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 0	€ 0